Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Provision for CIT	$ 1,010,951	$ 1,599,668	$ (26,465)
Deferred:
Provision for CIT	(6,140,342)	203,236	(461,045)
Income tax expense (benefit)	$ (5,129,391)	$ 1,802,904	$ (487,510)